ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2019
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

Ossen Innovation Co., Ltd., (“Ossen Innovation” or the “Company”) formerly known as Ultra Glory International, Ltd., or Ultra Glory, is a British Virgin Islands limited liability company organized on January 21, 2010 under the BVI Business Companies Act, 2004 (the “BVI Act”). Ultra Glory was a blank check company formed for the purpose of effecting  a merger, capital stock exchange, asset acquisition, or similar business combination with an operating business.

Business Combination

On July 7, 2010, Ultra Glory and its sole shareholder entered into a share exchange agreement with Ossen Innovation Materials Group, Co., Ltd, or Ossen Innovation Group, a British Virgin Islands limited liability company organized on April 30, 2010 under the BVI Act and the shareholders of Ossen Innovation Group. Pursuant to the share exchange agreement, Ultra Glory acquired from the shareholders of Ossen Innovation Group all of the issued and outstanding shares of Ossen Innovation Group, in exchange for an aggregate of 10,000,000 newly issued ordinary shares issued by Ultra Glory to the shareholders of Ossen Innovation Group. In addition, the sole shareholder of Ultra Glory sold all of the 5,000,000 ordinary shares of Ultra Glory that were issued and outstanding prior  to the business combination, to the shareholders of Ossen Innovation Group for cash, at a price of $0.03 per share. As a result, the individuals and entities that owned shares of Ossen Innovation Group prior to the business combination acquired 100% of the equity of Ultra Glory, and Ultra Glory acquired 100% of the equity of Ossen Innovation Group. Ossen Innovation Group is now a wholly owned subsidiary of Ultra Glory. In conjunction with the business combination, Ultra Glory filed an amended charter, pursuant to which Ultra Glory changed its name to Ossen Innovation Co., Ltd., changed its fiscal year end to December 31 and increased its authorized shares to 100,000,000. Upon the consummation of the business combination, the company ceased to be a shell company. Ossen Innovation, together with its subsidiaries, is referred to as the “Company,” unless specific reference is made to a company or entity.

The effect of the share exchange and the share sale is such that effectively a reorganization of the entities occurred for accounting purposes and was deemed to be a reverse acquisition.

The share exchange acquisition was accounted for as a “reverse acquisition” since, immediately following completion of the transaction, the shareholders of Ossen Innovation Group have had effective control of Ultra Glory. For accounting purposes, Ossen Innovation Group is deemed to be the accounting acquirer in the transaction and, consequently, the transaction is treated as a recapitalization of Ultra Glory, i.e., a capital transaction involving the issuance of shares by Ultra Glory for the shares of Ossen Innovation Group. Accordingly, the combined assets, liabilities and results of operations of Ossen Innovation Group and its subsidiaries, became the historical financial statements of Ultra Glory at the closing of the share exchange, and Ultra Glory’s assets (primarily cash and cash equivalents), liabilities and results of operations is consolidated with those of Ossen Innovation Group beginning on the share exchange date. No step-up in basis or intangible assets or goodwill was recorded in this transaction. As this transaction was accounted for as a reverse acquisition, all direct costs of the transaction was charged to additional paid-in capital. All professional fees and other costs associated with transaction were expensed. The 15,000,000 shares of Ultra Glory, subsequent to the July 7, 2010 share exchange, are presented as if they are outstanding for all periods presented, as these are held 100% by the equity owners of Ossen Innovation Group as of the share exchange and the share sale.

The Company’s Shareholders

Pujiang International Group Limited (“Pujiang”), a Cayman Islands company listed on the Hong Kong Stock Exchange with Dr. Liang Tang, our Chairman, being a 64.39% shareholder and chairman of Pujiang, beneficially holds approximately 65.9% of the Company’s outstanding ordinary shares through its wholly-owned subsidiary, Acme Innovation Limited, a British Virgin Islands company. In December 2011, 5 million shares were issued in the company’s initial public offering. Currently the company has approximately 34.1% of its ordinary shares, or 6,741,110 shares, trading on NASDAQ in the form of ADS’s. In August 2018, Fascinating Acme Development Ltd and Gross Inspiration Development Ltd transferred its shares to Effectual Strength Enterprises Ltd. In October 2018, Effectual Strength Enterprises Ltd transferred its shares to Acme Innovation Ltd, which owned by Dr. Tang. On May 28, 2019, Pujiang, the parent entity of Acme, was successfully listed and commenced trading on the main board of the Hong Kong Stock Exchange.

The Company’s Subsidiaries

British Virgin Islands Companies

Ossen Innovation Materials Group Co., the Company’s wholly owned subsidiary, is the sole shareholder of two holding companies organized in the British Virgin Islands: Ossen Group (Asia) Co., Ltd., or Ossen Asia, and Topchina Development Group Ltd., or Topchina. All of the equity of Ossen Asia and Topchina had been held by Dr. Tang since inception. In May 2010, Dr. Tang transferred these shares to Ossen Innovation Group in anticipation of the public listing of our Company’s shares in the United States.

Ossen Group (Asia) Co. Ltd is a British Virgin Islands limited liability company organized on February 7, 2002. Ossen Asia has one direct operating subsidiary in China, Ossen Innovation Materials Co. Ltd., or Ossen Materials. Ossen Asia owns 81% of the equity of Ossen Materials.

Topchina is a British Virgin Islands limited liability company organized on November 3, 2004. Ossen Materials and Topchina directly own an operating subsidiary in China, Ossen (Jiujiang) Steel Wire & Cable Co., Ltd., or Ossen Jiujiang. Ossen Materials owns 20.46% of the equity of Ossen Jiujiang and Topchina owns 79.54%.

Ossen Materials

Ossen Materials was formed in China on October 27, 2004 as a Sino-foreign joint venture limited liability company under the name Ossen (Maanshan) Steel Wire and Cable Co., Ltd. On May 8, 2008, Ossen Materials was restructured from a Sino-foreign joint venture limited liability company to a corporation. The name of the entity was changed at that time to Ossen Innovation Materials Co., Ltd.

Ossen Asia owns 81% of the equity of Ossen Materials. The remaining 19% is held in the aggregate by four Chinese entities, two of which are controlled by Chinese governmental entities, one of which is controlled by Zhonglu Co. Ltd., a company whose shares are listed on the Shanghai Stock Exchange, and one of which is controlled by Chinese citizens.

Through Ossen Materials, the Company has manufactured and sold plain surface PC strands, galvanized PC steel wires and PC wires in the Company’s Maanshan City, PRC, facility since 2004. The primary products manufactured in this facility are the Company’s plain surface PC strands. The primary markets for the products manufactured at the Company’s Maanshan facility are Anhui Province, Jiangsu Province, Zhejiang Province and Shanghai City, each in the PRC.

Ossen Jiujiang

On April 6, 2005, Shanghai Ossen Investment Holdings (Group) Co., Ltd., or Ossen Shanghai, acquired a portion of the bankruptcy assets of Jiujiang Tianlong Galvanized Prestressing Steel Strand LLC, including equipment, land use rights and inventory for approximately $2. 9 million. Ossen Jiujiang was formed by Ossen Shanghai in the PRC as a Sino-Foreign joint venture limited liability company on April 13, 2005. Ossen Shanghai then transferred the newly acquired assets to Ossen Jiujiang. At its inception, Ossen Jiujiang was owned by two entities: 33.3% of its equity was held by Ossen Asia and 66.7% by Ossen Shanghai. In June 2005, Ossen Shanghai transferred its entire interest in Ossen Jiujiang to Topchina in exchange for approximately $2.9 million. In October 2007, Topchina transferred 41.7% of the equity in Ossen Jiujiang to Ossen Asia for no consideration. On December 17, 2007, Ossen Asia transferred all of its shares in Ossen Jiujiang to Ossen Materials for no consideration. On December 27, 2010, the paid-in capital of Ossen Jiujiang increased from approximately $6,048,509 (RMB 50,000,000) to approximately $26,048,509 (RMB 183,271,074) and was injected by cash of approximately $20,000,000 (RMB 133,271,074) from its shareholder Topchina. Since then, 20.46% of the equity interest of Ossen Jiujiang has been held by Ossen Materials and 79.54% by Topchina. On April 9, 2014, Ossen (Jiujiang) Steel Wire & Cable Co., Ltd. changed its name to Ossen (Jiujiang) New Materials Co., Ltd.

Through Ossen Jiujiang, the company manufactures galvanized PC wires, plain surface PC strands, galvanized PC strands, unbonded PC strands, helical rib PC wires, sleeper PC wires and indented PC wires. The primary products manufactured in this facility are the company’s galvanized PC wires. The primary markets for the PC strands manufactured in the company’s Jiujiang facility are Jiangxi Province, Wuhan Province, Hunan Province, Fujian Province and Sichuan Province, each in the PRC.

At December 31, 2019, the subsidiaries of Ossen Innovation Co., Ltd were as follows:

				Percentage
	Domicile and Date			of	Principal
Name	of Incorporation	Paid-in Capital		Effective Ownership	Activities

Ossen Innovation Materials Group, Co., Ltd. (“Ossen Innovation Group”)	BVI April 30, 2010	USD	—	100%	Investments holdings

Ossen Group (Asia) Co., Ltd. ("Ossen Asia")	BVI February 7, 2002	USD	—	100%	Investments holdings

Topchina Development Group Ltd. ("Topchina")	BVI November 3, 2004	USD	—	100%	Investments holdings

Ossen Innovation Materials Co., Ltd. ("Ossen Materials")	The PRC October 27, 2004	RMB	75,000,000	81%	Design, engineering, manufacture and sale of customized prestressed steel materials

Ossen (Jiujiang) New Materials Co., Ltd. (Formerly Ossen (Jiujiang) Steel Wire & Cable Co., Ltd.) ("Ossen Jiujiang")	The PRC April 13, 2005	RMB	183,271,074	96.11%	Design, engineering, manufacture and sale of customized prestressed steel materials